Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Contingent And Deferred Consideration Payable [Line Items]
Contingent consideration paid	$ 7,755
Contingent and deferred consideration payable – non-current	$ 642	$ 6,878